UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
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Check here if Amendment: |_|; Amendment Number:
                                                -------------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: RBO & CO, LLC
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Address: P.O. BOX 306
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         ST. HELENA,  CA 94574
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Tarkenton
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Title: Chief Compliance Officer
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Phone: (707) 963 1231
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Signature, Place, and Date of Signing:


---------------------       ---------------------------      -------------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
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[Repeat as necessary.]

AS OF 06/30/06

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
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Form 13F Information Table Entry Total:         56
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Form 13F Information Table Value Total:       184,094
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

NAME OF ISSUER           SYMBOL             CLASS          CUSIP   MARKET VALUE   TOTAL SHARES   06/30/06 PRICE
--------------           ------             -----          -----   ------------   ------------   ---------------
ABBOTT LABS              ABT                com         00282410    $    3,982       91,300      $ 43.61 ABT equity
AMGEN INC                AMGN               com         03116210    $    1,547       23,710      $ 65.23 AMGN equity
ALLTEL CORP              AT                 com         02003910    $    4,735       90,618      $ 52.25 AT equity
AMERICAN EXPRESS         AXP                com         02581610    $      202        3,800      $ 53.22 AXP equity
BANK OF AMERICA          BAC                com         06050510    $    2,678       55,668      $ 48.10 BAC equity
BECTON DICKINSON         BDX                com         07588710    $      208        3,400      $ 61.13 BDX equity
BROWN-FORMAN -B          BF/B               com         11563720    $    5,628       78,765      $ 71.45 BF/B equity
BELLSOUTH CORP           BLS                com         07986010    $    1,224       33,802      $ 36.20 BLS equity
BRISTOL-MYER SQB         BMY                com         11012210    $      228        8,800      $ 25.86 BMY equity
BURLINGTON NORTH         BNI                com         12189T10    $      563        7,100      $ 79.25 BNI equity
BP PLC-ADR               BP                 com         05562210    $      719       10,332      $ 69.61 BP equity
BRE PROPERTIES           BRE                com         05564E10    $    2,821       51,290      $ 55.00 BRE equity
CITIGROUP INC            C                  com         17296710    $      677       14,033      $ 48.25 C equity
CATERPILLAR INC          CAT                com         14912310    $    2,523       33,880      $ 74.48 CAT equity
CBS CORP-B               CBS                com         12485720    $    2,113       78,123      $ 27.05 CBS equity
CHEVRON CORP             CVX                com         16676410    $    3,927       63,271      $ 62.06 CVX equity
DOMINION RES/VA          D                  com         25746U10    $    2,255       30,150      $ 74.79 D equity
DEERE & CO               DE                 com         24419910    $      409        4,900      $ 83.49 DE equity
DISNEY (WALT) CO         DIS                com         25468710    $    4,126      137,532      $ 30.00 DIS equity
CONS EDISON INC          ED                 com         20911510    $      240        5,400      $ 44.44 ED equity
EQUITY ONE INC           EQY                com         29475210    $    1,942       92,900      $ 20.90 EQY equity
FIRSTENERGY CORP         FE                 com         33793210    $    1,746       32,216      $ 54.21 FE equity
FANNIE MAE               FNM                com         31358610    $      517       10,750      $ 48.10 FNM equity
FPL GROUP INC            FPL                com         30257110    $    1,132       27,345      $ 41.38 FPL equity
GENERAL ELECTRIC         GE                 com         36960410    $    4,922      149,338      $ 32.96 GE equity
IBM                      IBM                com         45920010    $    3,845       50,055      $ 76.82 IBM equity
JOHNSON&JOHNSON          JNJ                com         47816010    $   16,639      277,690      $ 59.92 JNJ equity
JPMORGAN CHASE           JPM                com         46625H10    $    2,297       54,695      $ 42.00 JPM equity
KIMBERLY-CLARK           KMB                com         49436810    $    1,053       17,074      $ 61.70 KMB equity
COCA-COLA CO             KO                 com         19121610    $    3,901       90,680      $ 43.02 KO equity
LABORATORY CP            LH                 com         50540R40    $    2,184       35,100      $ 62.23 LH equity
ELI LILLY & CO           LLY                com         53245710    $    1,688       30,540      $ 55.27 LLY equity
MCDONALDS CORP           MCD                com         58013510    $    1,337       39,800      $ 33.60 MCD equity
3M CO                    MMM                com         88579Y10    $      694        8,587      $ 80.77 MMM equity
ALTRIA GROUP INC         MO                 com         02209S10    $   15,618      212,697      $ 73.43 MO equity
NEW PLAN EXCEL           NXL                com         64805310    $      202        8,200      $ 24.69 NXL equity
OXFORD INDS INC          OXM                com         69149730    $    5,316      134,900      $ 39.41 OXM equity
PEPSICO INC              PEP                com         71344810    $    7,241      120,600      $ 60.04 PEP equity
PROCTER & GAMBLE         PG                 com         74271810    $      904       16,265      $ 55.60 PG equity
PROGRESS ENERGY          PGN                com         74326310    $    2,327       54,290      $ 42.87 PGN equity
PAN PAC RETAIL           PNP                com         69806L10    $   26,047      375,481      $ 69.37 PNP equity
PROV & WOR RR            PWX                com         74373710    $      204       10,000      $ 20.40 PWX equity
SCANA CORP               SCG                com         80589M10    $    3,360       87,080      $ 38.58 SCG equity
SCHERING-PLOUGH          SGP                com         80660510    $      377       19,800      $ 19.03 SGP equity
SARA LEE CORP            SLE                com         80311110    $    1,658      103,500      $ 16.02 SLE equity
SUNTRUST BANKS           STI                com         86791410    $      214        2,800      $ 76.26 STI equity
QUESTAR CORP             STR                com         74835610    $      563        7,000      $ 80.49 STR equity
AT&T INC                 T                  com         00206R10    $      330       11,846      $ 27.89 T equity
T ROWE PRICE GRP         TROW               com         74144T10    $    1,512       39,980      $ 37.81 TROW equity
TYCO INTL LTD            TYC                com         90212410    $      275       10,000      $ 27.50 TYC equity
UST INC                  UST                com         90291110    $    2,681       59,337      $ 45.19 UST equity
VERIZON COMMUNIC         VZ                 com         92343V10    $    2,538       75,780      $ 33.49 VZ equity
WESTAMERICA BANC         WABC               com         95709010    $    6,279      128,218      $ 48.97 WABC equity
WEINGARTEN RLTY          WRI                com         94874110    $    3,638       95,037      $ 38.28 WRI equity
WYETH                    WYE                com         98302410    $    6,724      151,401      $ 44.41 WYE equity
EXXON MOBIL CORP         XOM                com         30231G10    $   11,384      185,558      $ 61.35 XOM equity
                                                                    $  184,094